UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Administrator
Phone:  (212) 813-1024


Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY                   2/11/04
--------------------               ------------                   -------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $96,337,343.50


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

March Global Associates LLC
13-F REPORT
31-Dec-03



COLUMN 1                           COLUMN  2       COLUMN 3    COLUMN 4     COLUMN 5            COLUMN 6    COLUMN 7  COLUMN 8

                                 TITLE OF                                  SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   CLASS           CUSIP      VALUE          PRN AMT   PRN CALL  DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                   -----           -----      -----          -------   --------  ----------  ----   ----  ------  ----

Advance PCS                      Common Stock    00790K109   5,870,248.00  111,200  SH         Sole        None   111200
Allegiant Bancorp Inc            Common Stock    017476102   4,089,690.00  145,800  SH         Sole        None   145800
Baxter International Inc.        Common Stock    071813125          24.00    4,000  SH         Sole        None     4000
CNA Surety Corp.                 Common Stock    12612L108     732,270.00   77,000  SH         Sole        None    77000
Cardinal Health                  Common Stock    14149Y108       2,816.00   12,800  SH         Sole        None    12800
Citibank West San Fran C         Cont Litig Rec  17306J202      13,202.00   16,100  SH         Sole        None    16100
Cole National Corp               CL A            193290103   3,380,000.00  169,000  SH         Sole        None   169000
Concord EFS Inc.                 Common Stock    206197105   1,849,064.00  124,600  SH         Sole        None   124600
Dade Behring Inc.                Common Stock    23342J206   1,361,694.00   38,100  SH         Sole        None    38100
Dana Corp                        Common Stock    235811106     699,135.00   38,100  SH         Sole        None    38100
Dial Coporation                  Common Stock    25247D101   4,139,538.00  145,400  SH         Sole        None   145400
FleetBoston Financial Corp       Common Stock    339030108  13,452,930.00  308,200  SH         Sole        None   308200
Greenpoint Financial Corp        Common Stock    395384100   3,754,516.00  106,300  SH         Sole        None   106300
Holly Corp                       Com Par $0.01   435758305   2,761,000.00  100,400  SH         Sole        None   100400
John Hancock Financial Srvcs     Common Stock    41014S106   7,683,750.00  204,900  SH         Sole        None   204900
Mid Atlantic Medical Svcs        Common Stock    59523C107   5,514,480.00   85,100  SH         Sole        None    85100
Moore Wallace Inc.               Common Stock    615857109   2,826,357.00  150,900  SH         Sole        None   150900
Nui Corp                         Common Stock    629431107   2,593,708.00  160,900  SH         Sole        None   160900
Plains Resources Inc.            Com Par $0.01   726540503   2,964,435.00  184,700  SH         Sole        None   184700
Sicor Inc.                       Common Stock    825846108   4,148,000.00  152,500  SH         Sole        None   152500
Sovereign Bancorp Inc.           Common Stock    845905108   1,558,000.00   65,600  SH         Sole        None    65600
Systems & Computer Tech Corp     Common Stock    871873105     617,149.00   37,700  SH         Sole        None    37700
Taubman Centers Inc              Common Stock    876664103   3,835,720.00  186,200  SH         Sole        None   186200
Titan Corp                       Common Stock    888266103   8,929,014.00  409,400  SH         Sole        None   409400
Travelers Property Cas Corp New  CL A            89420G109     652,742.00   38,900  SH         Sole        None    38900
Tripath Imaging                  Common Stock    896942109     283,920.00   36,400  SH         Sole        None    36400
Washington Mutual, Inc.          Common Stock    939322103     902,700.00   22,500  SH         Sole        None    22500
Wellpoint Health Networks        Common Stock    94973H108  11,721,241.50  120,850  SH         Sole        None   120850




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